Long-Term Debt - Amended and Restated Credit Agreement (Detail) (USD $)				0 Months Ended		1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 14, 2012	May 31, 2008	Dec. 14, 2012 Term Loan [Member]	Jul. 30, 2013 Unsecured Debt [Member]	Jul. 19, 2013 Unsecured Debt [Member]	Dec. 14, 2012 Secured Debt [Member]	Apr. 30, 2011 Secured Debt [Member]	Dec. 14, 2012 Secured Debt [Member] Term Loan [Member]	Mar. 31, 2014 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] Minimum [Member]
Debt Instrument [Line Items]
Senior secured credit facility						$ 80,000,000		$ 50,000,000
Term loan			50,000,000
Maturity of credit facility									Dec. 14, 2017	Dec. 14, 2017	May 14, 2013
Increase in the amount of term loan or revolving credit facility				45,000,000		50,000,000	50,000,000
Aggregate commitment amount	180,000,000	180,000,000			250,000,000
Quarterly decrease in borrowing capacity					2,500,000
Maximum borrowing capacity in second year					40,000,000
Maximum borrowing capacity in third year					$ 37,500,000